OTHER ACCOUNTS PAYABLE (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Other Accounts Payable
Employee and payroll accruals		$ 2,724	$ 2,065
Accrued expenses		2,576	2,480
Institutions		250	153
Income tax payable		268	504
Other	[1]	109	57
Other accounts payable		$ 5,927	$ 5,259

[1]	current non-interest-bearing accounts.